Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Statement of Cash Flows [Abstract]
Net loss	$ (2,996,312)	$ (3,128,262)
Depreciation and amortization	141,315	197,431
Accretion of interest and amortization of debt issuance costs	108,876
Stock-based compensation expense	121,974	273,181
Borrowings on promissory note	150,000
Change in fair value of warrant derivative liability	(430,423)
Bad debt expense	9,600
Accounts receivable	(44,991)	(30,635)
Inventories	48,608	(465,706)
Deposits		175,538
Accounts payable	763,849	86,481
Accrued employee compensation	8,186	66,427
Deferred revenue and other accrued expenses	(78,500)	67,912
Prepaid expenses and other current assets	55,955	(114,547)
Net cash used in operating activities	(2,141,863)	(2,872,180)
Purchases of property and equipment	(2,642)	(92,111)
Net cash used in investing activities	(2,642)	(92,111)
Proceeds from stock option exercise	43,980	20,220
Decrease in restricted cash	20,014
Proceeds from stock warrant exercise		1,421,275
Borrowings on short-term loans	412,000
Net proceeds from the issuance of preferred stock	1,338,437	465,867
Net cash provided by financing activities	1,814,431	1,907,362
Change in cash and cash equivalents	(330,074)	(1,056,929)
Cash and cash equivalents, beginning of period	552,849	1,609,778
Cash and cash equivalents, end of period	222,775	552,849
Income taxes paid	1,900
Income tax refund received	23,710	244,479
Issuance of common stock dividend on preferred stock	188,379	222,931
Issuance of common stock warrants to placement agent	94,313	18,122
Issuance of common stock warrants for services		116,234
Issuance of common stock for services	4,999	25,970
Issuance of common stock for deferred board fees	109,997
Series B dividend paid in cash	65,543	7,212
Warrant modifications	704,844
Beneficial conversion feature on convertible preferred stock	$ 1,006,574	$ 154,389